ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9     ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

		December 31,	June 30,
		2023	2024
		RMB	RMB
Recharge card	(a)	228,655	241,265
Refund liability		190,591	170,431
Accrued payroll and employee benefits		72,715	61,297
VAT and other tax payables		10,680	4,498
Professional service fee		5,881	6,054
Payable for advertisement		—	18,066
Others		8,574	12,618
Total		517,096	514,229
(a)	Recharge card is the amount that customers paid in advance without designated enrollment contract for IT-focused supplementary STEM education training courses.